Fair value measurements (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Summary of Assets And Liabilities Measured Or Disclosed At Fair Value
As of December 31, 2020, and June 30, 2021, assets measured or disclosed at fair value are summarized below:

		Fair value measurement or disclosure at December 31, 2020 using
	Total Fair Value at December 31, 2020	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Fair value adjustment
	RMB	RMB	RMB	RMB	RMB
Fair value measurements on a recurring basis
Derivative assets	100	—	100	—	—
Fair value measurement on a non-recurring basis
Equity investments accounted for at fair value using the alternative measurement	—	—	—	—	(38,739)
Property and equipment, net	4,505	—	4,505	—	(10,952)

Total assets measured at fair value	4,605	—	4,605	—	(49,691)

			Fair value measurement or disclosure at June 30, 2021 using
	Total Fair Value at June 30, 2021	Total Fair Value at June 30, 2021	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Fair value adjustment
	RMB	US$	RMB	RMB	RMB	RMB
Fair value measurements on a recurring basis
Derivative assets	1,905	295	—	1,905	—	1,905

Total assets measured at fair value	1,905	295	—	1,905	—	1,905